Consolidated Statements of Earnings (Loss) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 2,976	$ 2,721	$ 2,101
Fuel and purchased power	1,263	1,054	805
Carbon compliance	78	178	163
Gross margin	1,635	1,489	1,133
Operations, maintenance, and administration	521	511	472
Depreciation and amortization	599	529	654
Asset impairment charges	9	648	84
Taxes, other than income taxes	33	32	33
Net other operating (income) loss	(58)	8	(11)
Operating income (loss)	531	(239)	(99)
Equity income (loss)	9	9	1
Finance lease income	19	25	7
Net interest expense	(262)	(245)	(238)
Foreign exchange gain	4	16	17
Gain on sale of assets and other	52	54	9
Earnings (loss) before income taxes	353	(380)	(303)
Income tax expense (recovery)	192	45	(50)
Net earnings (loss)	161	(425)	(253)
Net earnings (loss) attributable to:
TransAlta shareholders	50	(537)	(287)
Non-controlling interests	111	112	34
Net earnings (loss)	161	(425)	(253)
Preferred share dividends	46	39	49
Net earnings (loss) attributable to common shareholders	$ 4	$ (576)	$ (336)
Weighted average number of common shares outstanding in the year (in shares)	271,000	271,000	275,000
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ 0.01	$ (2.13)	$ (1.22)
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ 0.01	$ (2.13)	$ (1.22)